EARNINGS PER SHARE - Continued operations (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
(Loss)/profit for the period attributable to the owners of the parent	$ (483)	$ (380)	$ (917)
Denominator:
Weighted average common shares outstanding for basic earnings per share (in millions)	1,749	1,749	1,748
Effect of dilutive securities: Employee stock options (in millions)			1
Denominator for diluted earnings per share (in millions)	1,749	1,749	1,749
Basic (loss) / earnings per share	$ (0.28)	$ (0.22)	$ (0.52)
Diluted (loss) / earnings per share	$ (0.28)	$ (0.22)	$ (0.52)